Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Due to Related Party

The transactions amount due to a related party are as of the following:

	June 30, 2026	December 31, 2025
Beginning of the years January 1	$26,391	$24,842
Exchange difference	(146)	1,549
Periods ended June 30	$26,245	$26,391